CAPITAL AND RESERVES - Additional Information (Details)				12 Months Ended
	Aug. 05, 2020 CAD ($) $ / shares shares	Jul. 27, 2020 CAD ($) $ / shares shares	Mar. 27, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) item USD ($) $ / shares shares	Dec. 31, 2019 CAD ($) item USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 shares	Dec. 31, 2020 CAD ($)	Aug. 05, 2020 USD ($) shares	Aug. 05, 2020 CAD ($) shares	Dec. 31, 2018 USD ($)
Capital and reserves [Line Items]
Fair value per warrant					$ 40,000				$ 3,624,000	$ 4,806,000
Number of shares issued | shares		10,994,000	4,662,675
Proceeds from issuing shares		$ 30,013,620	$ 8,625,948
Par value per share | $ / shares		$ 2.73	$ 1.85
Share issue related cost		$ 1,650,000	$ 898,000
Number of share options exercised in share-based payment arrangement | item				2,217,499
Proceeds from exercise of options				$ 2,813,000	$ 767,000
Expected volatility, share options granted					71.00%
Number of share options outstanding in share-based payment arrangement				10,245,934		10,245,934
Description of vesting requirements for share-based payment arrangement				0.33%
Option life, share options granted (Years) | item				4	4
Expected forfeiture rate, share options forfeited				0.50%	2.00%
Expected dividends				0.00%	0.00%
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares				$ 3.38	$ 2.51
Expense from share-based payment transactions with employees				$ 2,490,000	$ 2,776,000
Maximum
Capital and reserves [Line Items]
Risk free interest rate, share options granted				0.41%	1.86%
Expected volatility, share options granted				68.00%
Minimum
Capital and reserves [Line Items]
Risk free interest rate, share options granted				0.32%	1.65%
Expected volatility, share options granted				66.00%
Incentive Stock Options [Member]
Capital and reserves [Line Items]
Number of share options exercised in share-based payment arrangement				2,217,499	852,500
Number of share options outstanding in share-based payment arrangement					10,465,233	10,245,934					7,738,833
Number of options available for future grants | shares							3,503,282
Expense from share-based payment transactions with employees				$ 3,361,000	$ 3,507,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 3.07	$ 1.93
Incentive Stock Options [Member] | Mineral properties
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees				$ 430,000	$ 395,000
Incentive Stock Options [Member] | Charged to Income [Member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees				$ 2,060,000	2,381,000
Restricted Share Units [Member]
Capital and reserves [Line Items]
Number of share options exercised in share-based payment arrangement | item				566,340
Number of shares issued for release of RSU settlement shares | shares				442,327
Number of options available for future grants | shares							3,558,422
Expense from share-based payment transactions with employees				$ 810,000	$ 963,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares				$ 3.00	$ 1.63
Number of other equity instruments granted in share-based payment arrangement | item				345,000	860,000
Weighted average fair value at measurement date, other equity instruments granted					$ 1,407,000			$ 1,100,000
Restricted Share Units [Member] | General and administrative expenses [Member]
Capital and reserves [Line Items]
Expense from share-based payment transactions with employees					963,000
Deferred Stock Unit
Capital and reserves [Line Items]
Number of shares issued for release of DSU settlement shares | shares				25,000
Number of shares issued | shares							2,100,000
Number of share options exercised in share-based payment arrangement | item				528,000
Number of options available for future grants | shares							1,572,000
Expense from share-based payment transactions with employees				$ 870,000	$ 731,000
Number of other equity instruments granted in share-based payment arrangement | item				273,000	280,000
Weighted average fair value at measurement date, other equity instruments granted					$ 731,000			$ 870,000
Ifrs Warrant
Capital and reserves [Line Items]
Number of common share purchase warrants issued | shares	2,000,000
Number of shares per warrant | shares									1	1
Exercise price per warrant | $ / shares	$ 3.50
Fair value per warrant										$ 4,806,000
Average risk-free rate	0.30%
Expected life of warrants	5 years
Expected volatility	68.00%
Expected forfeiture rate	0.00%
Expected dividends	$ 0
Number of common share purchase warrants exercised | shares				0